Cover	Apr. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 05, 2021
Entity File Number	001-36230
Entity Registrant Name	TRIBUNE PUBLISHING COMPANY
Entity Central Index Key	0001593195
Entity Tax Identification Number	38-3919441
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	560 W. Grand Avenue
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	312
Local Phone Number	222-9100
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TPCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false